Revenue	6 Months Ended
Jun. 30, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Revenue

Note 3 — Revenue

The Group earns revenue through a license agreement with A. Menarini International Licensing S.A. (“Menarini”) (the “Menarini License”), pursuant to which it granted Menarini an exclusive, royalty-bearing, sublicensable license under certain of its intellectual property and its regulatory documentation to undertake post approval development activities and commercialize multiple brands of obicetrapib. The Menarini License includes a non-refundable upfront payment, fixed reimbursements for the Group’s continued development costs, payments based upon the achievement of defined development, regulatory and commercial milestones, sales-based royalties, and certain cost sharing payments made by Menarini to the Group and by the Group to Menarini.

In January 2023, the Group achieved a clinical milestone related to our Phase 2 ROSE2 clinical trial which resulted in a €5 million milestone payment from Menarini in April 2023. Revenues related to the achievement of milestones under the Menarini License are attributed to the license performance obligation.

Revenue consisted of the following for the six months ended June 30:

	2023	2022
License revenue attributed from license performance obligation	5,000	93,500
License revenue attributed from R&D performance obligation	4,562	—
Total revenue	9,562	93,500

At January 1, 2023, the Group had total deferred revenue of €17.5 million. During the six months ended June 30, 2023, €4.6 million of the deferred revenue was recognized as revenue and a translation difference of approximately €0.3 million further reduced the deferred revenue liability. No additional deferred revenue was recognized during the period. The deferred revenue has been recognized within current and non-current liabilities based on the expected timing of the associated research and development services. In connection with the Menarini License, €9.7 million is recognized within current liabilities as the Company expects to perform the associated services within twelve months after the reporting period and the remaining €2.9 million is recognized within non-current liabilities as of June 30, 2023.